CrossingBridge Responsible Credit Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 66.1%		Par	Value
Accommodation and Food Services - 4.7%
GrubHub Holdings, Inc., 5.50%, 07/01/2027 (a)		1,085,000	$1,054,032
Sizzling Platter LLC, 8.50%, 11/28/2025 (a)		1,146,000	1,146,557
			2,200,589

Communications - 0.4%
Inteno Group AB, 9.46% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	200,000	173,159

Construction - 0.4%
Five Point Operating Co. LP, 10.50%, 01/15/2028 (a)(b)		175,474	178,644

Consumer Discretionary - 1.7%
BOS GmbH & Co. KG, 11.03% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	700,000	812,199

Consumer Staples - 6.4%
Felleskjopet Agri SA, 6.35% (Norway Interbank Offered Rate Fixing 3 Month + 1.75%), 03/19/2030	NOK	9,000,000	893,180
Keyto Group AB, 7.57% (3 Month Stockholm Interbank Offered Rates + 5.25%), 05/08/2029	SEK	10,000,000	1,059,624
Nexus Newco BV, 8.48% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	900,000	1,065,459
			3,018,263

Energy - 5.8%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		2,450,000	2,498,535
Nynas AB, 11.75%, 06/17/2028 (a)		250,000	251,146
			2,749,681

Finance and Insurance - 8.7%
Esmaeilzadeh Holding AB, 11.00% (or 11.00% PIK), 04/28/2028	SEK	1,395,270	127,218
Nordwest Industrie Group GmbH, 8.89% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)	EUR	880,000	656,513
Novedo Holding AB, 9.16% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	10,000,000	1,051,697
Stockwik Forvaltning AB
10.16% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	8,750,000	944,512
9.41% (3 Month Stockholm Interbank Offered Rates + 7.25%), 06/26/2029 (a)	SEK	10,000,000	1,063,588
StoneX Group, Inc., 7.88%, 03/01/2031 (a)		257,000	269,562
			4,113,090

Health Care and Social Assistance - 6.0%
Formycon AG, 8.94% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,213,000	1,436,002
Magle Chemoswed Holding AB, 8.63% (3 Month Stockholm Interbank Offered Rates + 6.50%), 07/04/2028	SEK	12,500,000	1,281,590
Orexo AB, 8.66% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	1,250,000	124,856
			2,842,448

Industrials - 2.7%
Mangrove Luxco III Sarl, 7.28% (3 mo. EURIBOR + 5.00%), 07/15/2029 (a)	EUR	907,000	1,080,024
SLR Group GmbH, 9.36% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	163,000	183,126
			1,263,150

Information - 11.6%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	6,292,000	650,365
12.00%, 03/19/2028	SEK	3,364,000	343,568
Calligo UK Ltd., 8.98% (or 8.98% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	107,174	29,037
Consolidated Communications, Inc.
5.00%, 10/01/2028 (a)		187,000	189,092
6.50%, 10/01/2028 (a)		1,358,000	1,385,231
GCI LLC, 4.75%, 10/15/2028 (a)		1,000,000	967,488
Go North Group AB
0.00%, 02/09/2026 (c)(d)		39,312	0
10.15% (SOFR + 5.76%), 02/09/2026		329,496	181,223
15.00% (includes 15.00% PIK), 02/09/2027		187,887	7,515
15.00% (includes 15.00% PIK), 02/02/2028 (c)(e)	SEK	254,920	0
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)		869,000	869,170
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		892,000	833,564
			5,456,253

Manufacturing - 6.2%
Secop Group Holding GmbH, 10.38% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	180,668
Western Digital Corp., 4.75%, 02/15/2026		2,738,000	2,733,787
			2,914,455

Mining, Quarrying, and Oil and Gas Extraction - 0.3%
Tacora Resources, Inc., 13.00% (includes 13.00% PIK), 12/31/2025 (a)(c)		757,525	151,505

Professional, Scientific, and Technical Services - 4.0%
Getty Images, Inc.
9.75%, 03/01/2027 (a)		541,000	530,618
11.25%, 02/21/2030		657,000	652,644
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		726,000	725,776
			1,909,038

Real Estate and Rental and Leasing - 1.9%
Williams Scotsman, Inc., 4.63%, 08/15/2028 (a)		907,000	891,605

Retail Trade - 1.5%
Kohl's Corp., 10.00%, 06/01/2030 (a)		234,000	242,586
Superior Plus LP, 4.50%, 03/15/2029 (a)		509,000	489,887
			732,473

Technology - 1.6%
Hawk Infinity Software AS, 11.10% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029 (a)	NOK	2,500,000	251,028
Verve Group SE, 5.94% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	414,000	485,234
			736,262

Transportation and Warehousing - 2.2%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		544,000	555,826
XPO, Inc., 6.25%, 06/01/2028 (a)		471,000	478,822
			1,034,648
TOTAL CORPORATE BONDS (Cost $31,630,862)			31,177,462

BANK LOANS - 17.6%		Par	Value
Communications - 7.1%
Cengage Learning, Inc., First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/14/2026		502,211	503,999
Magnite, Inc., 7.33% (1 mo. Term SOFR + 3.00%), 02/06/2031		2,807,262	2,819,544
			3,323,543

Consumer Discretionary - 1.6%
Elevate Textiles, Inc., 12.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		763,403	765,945

Finance and Insurance - 1.9%
Fiserv Investment T/L B, 8.32% (3 mo. Term SOFR + 4.00%), 02/18/2027		908,615	900,665

Information - 1.4%
Audacy Capital LLC, 10.44% (1 mo. Term SOFR + 6.00%), 09/30/2029		791,926	660,466

Materials - 1.0%
M2S Group Intermediate Holdings, Inc., First Lien, 9.03% (3 mo. Term SOFR + 4.75%), 08/22/2031		501,103	486,383

Real Estate and Rental and Leasing - 0.3%
Micromont, 8.00%, 11/15/2026		152,240	152,240

Retail Trade - 2.5%
Mountaineer Merger Corp.
11.54% (3 mo. Term SOFR + 7.25%), 10/26/2028		464,961	232,480
12.58% (3 mo. Term SOFR + 7.75%), 10/26/2028		82,803	82,803
The Container Store, Inc., 9.26% (6 mo. Term SOFR + 5.00%), 07/30/2029		584,253	321,339
The Container Store, Inc. Exit Loan, 10.83% (1 mo. Term SOFR + 5.50%), 04/30/2029		586,930	551,714
			1,188,336

Utilities - 1.8%
Solaris Energy Infrastructure, 10.30% (3 mo. Term SOFR + 6.00%), 09/11/2029		808,000	822,140
TOTAL BANK LOANS (Cost $8,687,603)			8,299,718

ASSET-BACKED SECURITIES - 2.4%		Par	Value
Transportation and Warehousing - 2.4%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026		1,169,466	1,146,076
TOTAL ASSET-BACKED SECURITIES (Cost $1,146,613)			1,146,076

CONVERTIBLE BONDS - 1.7%		Par	Value
Energy, Quarrying, and Oil and Gas Extraction - 1.3%
Golar LNG Ltd., 2.75%, 12/15/2030 (a)		600,000	617,250

Information - 0.0%(f)
Go North Group AB, 0.00%, 12/31/2050 (c)(d)	SEK	1,722,507	0

Professional, Scientific, and Technical Services - 0.4%
UpHealth, Inc., 13.45% (SOFR + 9.00%), 12/15/2025 (a)		185,000	172,975
TOTAL CONVERTIBLE BONDS (Cost $768,274)			790,225

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.3%		Par	Value
Norway Government Bond, 3.75%, 06/12/2035 (a)	NOK	6,250,000	617,376
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $590,149)			617,376

PREFERRED STOCKS - 1.3%		Shares	Value
Wholesale Trade - 1.3%
NGL Energy Partners LP, Series B, 11.77% (3 mo. Term SOFR + 7.47%), Perpetual		27,846	611,220
TOTAL PREFERRED STOCKS (Cost $491,547)			611,220

COMMON STOCKS - 0.4%		Shares	Value
Manufacturing - 0.4%
RA Parent, Inc. (c)(g)		3	195,000

Retail Trade - 0.0%(f)
The Container Store, Inc. (g)		20,607	5,152
TOTAL COMMON STOCKS (Cost $177,000)			200,152

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%		Shares	Value
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		7,859	158,202
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $157,999)			158,202

WARRANTS - 0.0%(f)		Contracts	Value
Information - 0.0%(f)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (g)		1,434	14,340
TOTAL WARRANTS (Cost $40,641)			14,340

SHORT-TERM INVESTMENTS - 14.0%			Value
Commercial Paper - 5.8%		Par
Manufacturing — 2.1%
Jabil, Inc., 4.83%, 07/02/2025 (h)		994,000	993,718

Real Estate and Rental and Leasing — 1.9%
Crown Castle International Corp., 5.12%, 07/22/2025 (h)		925,000	922,172

Technology — 1.8%
Telus Corp., 5.19%, 08/11/2025 (h)		841,000	836,496
Total Commercial Paper (Cost $2,752,347)			2,752,386

Money Market Funds - 8.2%		Shares
First American Government Obligations Fund - Class X, 4.23% (i)		1,594,784	1,594,784
First American Treasury Obligations Fund - Class X, 4.22% (i)		2,267,504	2,267,504
Total Money Market Funds (Cost $3,862,288)			3,862,288
TOTAL SHORT-TERM INVESTMENTS (Cost $6,614,635)			6,614,674

TOTAL INVESTMENTS - 105.2% (Cost $50,305,323)			49,629,445
Liabilities in Excess of Other Assets - (5.2)%			(2,473,822)
TOTAL NET ASSETS - 100.0%			$47,155,623
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated. AB - Aktiebolag

EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $15,797,869 or 33.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $346,505 or 0.7% of net assets as of June 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security is currently in default.
(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown is the annualized effective yield as of June 30, 2025.
(i)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2025	NOK	3,465,000	USD	348,101	$(4,299)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	4,241,918	EUR	3,755,000	(185,954)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	1,968,006	NOK	20,300,000	(46,191)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	4,936,618	SEK	47,810,000	(122,019)
Net Unrealized Appreciation (Depreciation)						$(358,463)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CrossingBridge Responsible Credit Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–	31,025,957	151,505	31,177,462
Bank Loans	–	8,299,718	–	8,299,718
Asset-Backed Securities	–	1,146,076	–	1,146,076
Convertible Bonds	–	790,225	0	790,225
Foreign Government Debt Obligations	–	617,376	–	617,376
Preferred Stocks	611,220	–	–	611,220
Common Stocks	–	5,152	195,000	200,152
Real Estate Investment Trusts - Preferred	158,202	–	–	158,202
Warrants	–	14,340	–	14,340
Commercial Paper	–	2,752,386	–	2,752,386
Money Market Funds	3,862,288	–	–	3,862,288
Total Investments	4,631,710	44,651,230	346,505	49,629,445

Liabilities:
Other Financial Instruments:
Forwards*	–	(358,463)	–	(358,463)
Total Other Financial Instruments	–	(358,463)	–	(358,463)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund	Corporate Bonds	Bank Loans	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2024	$151,505	$845,816	$-	$198,000
Purchases	18,330	-	0	-
Sales	-	(693,576)	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Accretion of discount/(amortization of premium)	-	-	-	-
Change in unrealized appreciation/(depreciation)	(18,330)	-	0	(3,000)
Transfer in/(out) of Level 3	0	(152,240)	-	-
Ending Balance - June 30, 2025	$151,505	$-	$0	$195,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2025, includes the following:

	Corporate Bonds	Convertible Bonds	Common Stocks
	$(18,330)	$0	$(3,000)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

CrossingBridge Responsible Credit Fund

Descriptions	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Corporate Bonds	$151,505	Market Approach	Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase
Convertible Bonds	$0	Market Approach	Transaction price	N/A	N/A	Increase
Common Stocks	$195,000	Market Approach	Broker quote	$65,000	$65,000	Increase